Short-Term Income Fund (Fourth Prospectus Summary) | Short-Term Income Fund
Short-Term Income Fund
Objective:
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short-Term Income Fund		Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees		0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees		0.35%	0.30%	0.25%	0.10%
Other Expenses		0.55%	0.47%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses		1.33%	1.20%	1.02%	0.83%	0.71%
Expense Reimbursement	[1]	0.03%	0.02%	0.03%	0.04%	0.03%
Total Annual Fund Operating Expense after Expense Reimbursement		1.30%	1.18%	0.99%	0.79%	0.68%
[1]	Principal Management Corporation, ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class R-1, R-2, R-3, R-4, and R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Short-Term Income Fund (USD $)	Expense Example, With Redemption, No Expense Reimbursement, 1 Year	Expense Example, With Redemption, No Expense Reimbursement, 3 Years	Expense Example, With Redemption, No Expense Reimbursement, 5 Years	Expense Example, With Redemption, No Expense Reimbursement, 10 Years
Class R-1	132	418	725	1,598
Class R-2	120	379	657	1,452
Class R-3	101	321	560	1,245
Class R-4	81	260	456	1,021
Class R-5	69	224	392	879

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43.6%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors
Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±20% of the duration of the Barclays Capital Credit 1-3 year Index which as of December 31,
2011 was 1.99 years. The Fund's investments may also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust securities. The Fund may invest in securities denominated in foreign currencies and in securities of foreign issuers. The Fund may utilize derivative strategies. Specifically, the
Fund may invest in Treasury futures to manage fixed income exposure.
Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Investment Trusts ("REITs") Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of
REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 1, 1993. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on July 12, 2010.
Total Returns as of December 31 each year (Class R-2 shares)

Highest return for a quarter during the period of Q2 '09 3.89% the bar chart above: Lowest return for a quarter during the period of the Q4 '08 -1.92% bar chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Short-Term Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R-1	Class R-1 Return Before Taxes	0.59%	3.41%	3.21%
Class R-1 After Taxes on Distributions	Class R-1 Return After Taxes on Distributions	(0.03%)	2.28%	1.94%
Class R-1 After Taxes on Distributions and Sales	Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	0.38%	2.25%	1.98%
Class R-2	Class R-2 Return Before Taxes	0.71%	3.53%	3.33%
Class R-3	Class R-3 Return Before Taxes	0.90%	3.73%	3.53%
Class R-4	Class R-4 Return Before Taxes	1.10%	3.87%	3.67%
Class R-5	Class R-5 Return Before Taxes	1.22%	3.89%	3.68%
Barclays Capital Credit 1-3 Years Index	Barclays Capital Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.75%	4.68%	4.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.